Investments in Non-marketable Equity Securities	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 10.	Investments in Non-marketable Equity Securities

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2014 and 2015:

	December 31,
	2014	2015
	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	432	432
C Company	8,962	8,962
eTurboTouch Technology Inc.	477	477
Oculon Optoelectronics Inc.	-	-
Shinyoptics Corp.	283	283
	$11,211	11,211

Jetronics International Corp. reduced its capital and returned $1,168 thousand to the Company in October 2014.

The Company sold the investments in S Company in March 2014 for proceeds of $4,948 thousand and recognized loss on sale of securities of $241 thousand for the year ended December 31, 2014, which is included in “Gains (losses) on sale of securities, net”. The Company sold the investments in L Company in May 2014 for total proceeds of $16,425 thousand, of which $14,743 thousand received in May 2014 and $1,682 thousand received in May 2015, and recognized gain on sale of securities of $10,743 thousand and $1,682 thousand for the years ended December 31, 2014 and 2015, respectively, which is included in “Gains (losses) on sale of securities, net”.

In 2014, management considered the Company’s investment in equity of Oculon Optoelectronics Inc. was impaired as it did not believe that the investment carrying value would be recovered due to the investee’ significant deterioration in the earnings performance. Management believes that Company’s proportionate equity interest in the net book value of the investee is the best estimate of the recoverable amount. As a result, the Company recognized impairment loss of $309 thousand for the year ended December 31, 2014, which is included in “impairment loss on investment”. Oculon Optoelectronics Inc. was liquidated in January 2016.

As of December 31, 2014 and 2015, except for the above impaired investments, the fair values of the Company’s investments in non-marketable equity securities were not estimated because management did not identify events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments, and it was not practicable for management to estimate the fair values of these investments due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs.